Shareholders' Equity (Narrative Details) - USD ($) $ / shares in Units, $ in Millions	5 Months Ended	12 Months Ended
	May. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		$ 26.4
Granted		1,419,497
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 15.40
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 10.5
Allocated Share-based Compensation Expense	$ 3.4	$ 15.2	$ 11.3	$ 13.9
Unrecognized Compensation Cost Related to RSUs Expected to be Recognized Over Weighted-average Period		2 years 11 months
Registered shares		11,000,000
Shares Available to be Issued		5,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 5.95
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 17.53
Secondary Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Equity Based Compensation Awards Exchanged		25.00%
Percentage of Equity Based Compensation Awards Not Exchanged		75.00%
Granted		442,790
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 5.19
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		170,115